UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	May 13, 2005
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:	67
						----

Form 13F Information Table Value Total:	$561,828
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
			Value	Shares/	SH/	Put/	Investment	Other	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	None
--------------	-----	-----	--------	-------	---	----	----------	--------	----  ------	----
3COM CORP	COM	885535104	14443	4056950	SH		Sole			   3199250	     857700
AETNA INC NEW COM	COM	00817y108	1754	23400	SH		Sole			   14000	     9400
AGILENT TECH INC	COM	00846u101	14964	674050	SH		Sole			   550500	     123550
ALLIANCE GAMING CORP	COM	01859p609	219	22850	SH		Sole			   22850
AMER ITALIAN PASTA CO	COM	027070101	233	8500	SH		Sole			   8500
AMERICAN PWR CONVSION CORP	COM	029066107	1343	51350	SH		Sole			   35550	     15800
APPLIED MATLS INC COM	COM	038222105	244	15000	SH		Sole			   0		     15000
AVNET INC	COM	053807103	1392	75560	SH		Sole		         52510	     23050
BANK OF NEW YORK INC	COM	064057102	21038	724200	SH		Sole		         572850	     151350
BEARINGPOINT INC	COM	074002106	456	52050	SH		Sole		         52050
BIG LOTS INC	COM	089302103	495	41150	SH		Sole		         41150
BLOCK H & R INC	COM	093671105	24546	485293	SH		Sole		         385833	     99460
BOWNE & CO INC	COM	103043105	233	15500	SH		Sole		         15500
BRIGGS & STRATTON CORP	COM	109043109	446	12250	SH		Sole		         12250
BRISTOL MYERS SQUIBB	COM	110122108	374	14700	SH		Sole		         4000	     10700
CAPITAL ONE FINANCIAL CORP	COM	14040H105	21163	283045	SH		Sole		         222692	     60353
CARDINAL HEALTH INC	COM	14149y108	17862	320100	SH		Sole		         267500	     52600
CASH AMER INTL INC	COM	14754d100	280	12750	SH		Sole		         12750
CENDANT CORP	COM	151313103	24217	1179017	SH		Sole		         935334	     243683
CHUBB CORP	COM	171232101	25486	321509	SH		Sole		         254054	     67455
CITIGROUP INC	COM	172967101	26065	580000	SH		Sole		         461500	     118500
COMCAST CORP NEW CL A	COM	20030N101	29402	870390	SH		Sole		         700191  	     170199
COMCAST CORP NEW CL A SPL	COM	20030N200	241	7198	SH		Sole		         2300	     4898
CONOCOPHILLIPS	COM	20825C104	690	6400	SH		Sole		         3600	     2800
CORINTHIAN COLLEGES INC	COM	218868107	914	58150	SH		Sole		         41900	     16250
COUNTRYWIDE FINANCIAL CO	COM	222372104	20719	638300	SH		Sole		         501100	     137200
CUMULUS MEDIA INC	COM	231082108	349	24500	SH		Sole		         24500
CVS CORP	COM	126650100	24984	474799	SH		Sole		         374166	     100633
DEL MONTE FOODS CO	COM	24522P103	1571	144800	SH		Sole		         90700	     54100
FEDERAL NATL MTG ASSN	COM	313586109	26971	495332	SH		Sole		         391120	     104212
FOOT LOCKER INC	COM	344849104	1169	39900	SH		Sole		         29250	     10650
FREDDIE MAC	COM	313400301	17292	273600	SH		Sole			   212150	     61450
GENERAL ELECTRIC CO	COM	369604103	335	9300	SH		Sole			   0		     9300
GTECH HOLDINGS CORP	COM	400518106	18226	774600	SH		Sole		         608250	     166350
HCA INC	COM	404119109	26748	499309	SH		Sole		         407728	     91581
HEWLETT-PACKARD CO	COM	428236103	22518	1026350	SH		Sole		         820500	     205850
IAC/INTERACTIVECORP	COM	44919P102	21647	972020	SH		Sole		         762670	     209350
IDEXX LABS CORP	COM	45168d104	366	6750	SH		Sole		         6750
INTEGRATED SILICON SOL INC	COM	45812p107	294	43900	SH		Sole		         43900
INTERPUBLIC GROUP COS COM	COM	460690100	569	46300	SH		Sole		         26200	     20100
LA Z BOY INC	COM	505336107	224	16050	SH		Sole		         16050
LEAR CORP	COM	521865105	342	7700	SH		Sole		         7700
LIBERTY MEDIA CORP   	COM	530718105	24965	2407425	SH		Sole		         1897282	     510143
MENTOR GRAPHICS	COM	587200106	231	16850	SH		Sole		         16850
MERCK & CO INC	COM	589331107	228	7035	SH		Sole		         0		     7035
MICROSOFT CORP	COM	594918104	244	10100	SH		Sole		         3500	     6600
OMNICARE INC COM	COM	681904108	23439	661172	SH		Sole		         542642	     118530
PATTERSON UTI ENERGYINC	COM	703481101	290	11600	SH		Sole		         11600
PEDIATRIX MEDICAL GRP INC	COM	705324101	370	5400	SH		Sole		         5400
PFIZER INC	COM	717081103	20577	783299	SH		Sole		         647149	     136150
PLANTRONICS INC NEW	COM	727493108	423	11100	SH		Sole		         11100
READERS DIGEST ASSN INC	COM	755267101	176	10150	SH		Sole		         10150
REEBOK INTL LTD	COM	758110100	463	10450	SH		Sole		         10450
RENAISSANCE RE HLDGSLTD	COM	g7496g103	388	8300	SH		Sole		         8300
RENT A CENTER INC	COM	76009n100	14269	522500	SH		Sole		         432300	     90200
ST PAUL TRAVELERS COS 	COM	792860108	3611	98300	SH		Sole		         66500	     31800
TJX COMPANIES INC	COM	872540109	1623	65900	SH		Sole		         20500	     45400
TOMMY HILFIGER CORP	COM	g8915z102	356	30450	SH		Sole		         30450
TYCO INTL LTD	COM	902124106	2124	62828	SH		Sole		         37090	     25738
UNITED STATIONERS INC	COM	913004107	233	5150	SH		Sole		         5150
WASHINGTON MUTUAL INC	COM	939322103	2295	58100	SH		Sole		         25800	     32300
WASTE MANAGEMENT INC	COM	94106l109	23790	824600	SH		Sole		         651950	     172650
WEBMD CORP	COM	94769m105	221	26000	SH		Sole		         26000
WESTCORP INC	COM	957907108	340	8050	SH		Sole		         8050
WILSON GREATBATCH TECH INC	COM	972232102	352	19300	SH		Sole		         19300
XL CAPITAL CORP	COM	G98255105	14250	196900	SH		Sole		         147050	     49850
YORK INTL CORP NEW COM	COM	986670107	13746	350850	SH		Sole		         295550	     55300